International Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.8%)
Australia (0.8%)
*	Afterpay Ltd.	387,697	33,681
*	Xero Ltd.	21,159	2,076
			35,757
Austria (0.5%)
	Erste Group Bank AG	479,126	21,038
Belgium (2.6%)
	Umicore SA	1,082,985	64,069
*	Argenx SE	120,433	36,393
	UCB SA	142,532	15,960
			116,422
Brazil (0.4%)
	B3 SA - Brasil Bolsa Balcao	4,022,676	9,411
	Raia Drogasil SA	1,614,534	6,928
			16,339
Canada (1.0%)
	Toronto-Dominion Bank	336,712	22,291
	Canadian National Railway Co.	189,559	21,967
			44,258
China (13.3%)
	Tencent Holdings Ltd.	2,894,200	172,780
*	Alibaba Group Holding Ltd.	6,142,504	113,722
*,1	Meituan Class B	2,796,922	89,282
*	NIO Inc. ADR	1,935,560	68,964
*,1	Wuxi Biologics Cayman Inc.	1,885,500	30,583
	Ping An Insurance Group Co. of China Ltd. Class H	4,260,500	29,139
*	Baidu Inc. ADR	126,280	19,416
	China Mengniu Dairy Co. Ltd.	2,693,000	17,342
*	Pinduoduo Inc. ADR	135,710	12,305
*	Full Truck Alliance Co. Ltd. ADR	740,642	11,354
*	JD.com Inc. Class A	241,512	8,707
*	Kingdee International Software Group Co. Ltd.	2,227,000	7,415
*	TAL Education Group ADR	826,204	3,999
			585,008
Denmark (3.9%)
*	Genmab A/S	159,318	69,609
	Vestas Wind Systems A/S	1,707,140	68,487
	Ambu A/S Class B	860,929	25,503
	Novozymes A/S Class B	146,979	10,076
			173,675

		Shares	Market Value ($000)
France (5.7%)
	Kering SA	170,928	121,403
	L'Oreal SA (XPAR)	159,661	66,068
	Schneider Electric SE	237,609	39,575
	Alstom SA	285,784	10,841
	Legrand SA	99,840	10,698
			248,585
Germany (8.4%)
*,1	Zalando SE	860,087	78,441
*,1	Delivery Hero SE	505,523	64,482
*	HelloFresh SE	648,450	59,766
	Sartorius AG Preference Shares	61,375	39,072
	Bayerische Motoren Werke AG	248,171	23,571
	Infineon Technologies AG	565,633	23,133
	adidas AG	51,709	16,250
*,2	CureVac NV	214,039	11,691
	Knorr-Bremse AG	99,733	10,671
	Daimler AG (Registered)	120,779	10,656
	Siemens AG (Registered)	60,622	9,915
	SAP SE	70,537	9,539
*,2	Jumia Technologies AG ADR	477,446	8,876
*,2	Home24 SE	156,566	2,574
*	MorphoSys AG	44,480	2,105
			370,742
Hong Kong (2.3%)
	AIA Group Ltd.	5,238,200	60,262
	Hong Kong Exchanges & Clearing Ltd.	507,540	31,189
	BOC Hong Kong Holdings Ltd.	3,419,000	10,303
			101,754
India (1.6%)
	Housing Development Finance Corp. Ltd.	1,000,325	36,970
	HDFC Bank Ltd.	1,050,976	22,468
	Larsen & Toubro Ltd.	338,713	7,747
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	2,720
			69,905
Indonesia (0.3%)
	Bank Central Asia Tbk PT	4,501,900	10,965
Israel (0.3%)
*	Wix.com Ltd.	69,195	13,560
Italy (3.3%)
	Ferrari NV	254,073	53,025
	EXOR NV	400,975	33,649
	Intesa Sanpaolo SpA	7,691,640	21,775
	Stellantis NV	907,257	17,266
*	FinecoBank Banca Fineco SpA	513,247	9,270
	Stellantis NV (XNYS)	420,676	8,017
			143,002
Japan (8.2%)
	M3 Inc.	1,453,400	103,582
	Nidec Corp.	697,100	76,848
	SMC Corp.	68,600	42,800
	Sony Group Corp.	257,900	28,632
	Recruit Holdings Co. Ltd.	434,400	26,553
	Bridgestone Corp.	398,100	18,835
	Takeda Pharmaceutical Co. Ltd.	426,900	14,080

		Shares	Market Value ($000)
	Murata Manufacturing Co. Ltd.	126,100	11,154
	Toyota Motor Corp.	551,500	9,826
	Kubota Corp.	441,800	9,403
	Sekisui Chemical Co. Ltd.	528,700	9,084
	SBI Holdings Inc.	293,000	7,176
	SoftBank Group Corp.	84,500	4,883
			362,856
Netherlands (10.1%)
	ASML Holding NV	325,068	242,845
*,1	Adyen NV	54,402	152,074
	Royal Dutch Shell plc Class A (XLON)	2,162,806	48,329
			443,248
Norway (0.8%)
	Equinor ASA	1,102,467	28,037
	DNB Bank ASA	371,856	8,454
			36,491
Singapore (0.3%)
*	Sea Ltd. ADR	45,808	14,601
South Korea (0.8%)
	Samsung Electronics Co. Ltd.	326,116	20,218
	Samsung SDI Co. Ltd.	24,967	14,898
			35,116
Spain (0.9%)
	Banco Bilbao Vizcaya Argentaria SA	3,354,520	22,142
	Iberdrola SA (XMAD)	1,723,122	17,335
			39,477
Sweden (2.1%)
	Atlas Copco AB Class A	790,226	47,718
	Kinnevik AB Class B	607,166	21,345
	Assa Abloy AB Class B	430,873	12,498
	Svenska Handelsbanken AB Class A	938,357	10,509
			92,070
Switzerland (3.9%)
	Roche Holding AG	114,779	41,891
	Nestle SA (Registered)	329,561	39,709
	Temenos AG (Registered)	154,447	20,957
	Lonza Group AG (Registered)	22,033	16,527
	Alcon Inc.	188,911	15,296
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,258	14,061
	Cie Financiere Richemont SA Class A (Registered)	129,011	13,376
	Sika AG (Registered)	30,315	9,585
	Straumann Holding AG (Registered)	770	1,381
			172,783
Taiwan (2.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,986,000	123,803
United Kingdom (4.4%)
*	Ocado Group plc	1,929,261	43,115
	AstraZeneca plc	257,364	31,017
	Diageo plc	627,071	30,360
	Reckitt Benckiser Group plc	215,852	16,957
	Barclays plc	5,641,963	14,336
	National Grid plc	1,099,786	13,105
	GlaxoSmithKline plc	665,882	12,567
	Bunzl plc	379,848	12,533
	Burberry Group plc	416,360	10,133

		Shares	Market Value ($000)
*	Whitbread plc	188,765	8,393
			192,516
United States (16.1%)
*	MercadoLibre Inc.	119,415	200,546
*	Moderna Inc.	499,040	192,061
*	Illumina Inc.	245,863	99,725
*	Tesla Inc.	121,623	94,316
*	Spotify Technology SA	413,577	93,195
*	Booking Holdings Inc.	5,965	14,160
*	Oatly Group AB ADR	827,648	12,514
*	Meli Kaszek Pioneer Corp. Class A	115,328	1,274
			707,791
Total Common Stocks (Cost $2,677,067)			4,171,762
Preferred Stock (0.6%)
*,3,4,5	You & Mr. Jones PP (Acquired 9/23/15) (Cost $5,200)	5,200,000	26,000
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[6,7]	Vanguard Market Liquidity Fund, 0.068% (Cost $223,779)	2,237,794	223,779
Total Investments (100.5%) (Cost $2,906,046)			4,421,541
Other Assets and Liabilities—Net (-0.5%)			(20,383)
Net Assets (100%)			4,401,158
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $414,862,000, representing 9.4% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,337,000.
3	Restricted securities totaling $28,720,000, representing 0.7% of net assets.
4	Security value determined using significant unobservable inputs.
5	Perpetual security with no stated maturity date.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $16,726,000 was received for securities on loan, of which $16,722,000 is held in Vanguard Market Liquidity Fund and $4,000 is held in cash.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2021	957	108,476	(5,178)
MSCI Emerging Markets Index	December 2021	760	47,333	(2,100)
				(7,278)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	768,388	—	—	768,388
Common Stocks—Other	164,766	3,235,888	2,720	3,403,374
Preferred Stock	—	—	26,000	26,000
Temporary Cash Investments	223,779	—	—	223,779
Total	1,156,933	3,235,888	28,720	4,421,541
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	7,278	—	—	7,278
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.